OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2025
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 5. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Party	RMB	RMB	US Dollars
Business advances to officers and staffs (A)	¥1,373,300	¥797,263	$111,294
Deposits for projects	1,056,316	1,433,883	200,162
VAT recoverable	583,413	1,139,075	159,009
Others	1,139,397	1,127,654	157,413
Allowance for credit losses	(800,374)	(736,993)	(102,879)
Total Other receivable, net	¥3,352,052	¥3,760,881	$524,999
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Provision for credit losses of other receivables was ¥1,375,516 for the year ended June 30, 2023. Net recovery of provision for credit losses of other receivables was ¥1,194,586 for the year ended June 30, 2024. Net recovery of provision for credit losses of other receivables was ¥63,381 ($8,849) for the year ended June 30, 2025.

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Beginning balance	¥1,994,960	¥800,374	$111,728
Reversal of allowance	(1,194,586)	(63,381)	(8,849)
Ending balance	¥800,374	¥736,993	$102,879